Derivative Financial Instruments - Additional Information (Detail) ₺ in Thousands, € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 TRY (₺)	Jun. 25, 2019 EUR (€)	Aug. 09, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets			₺ 917,437		₺ 845,513
Interest expense accrual included in current derivative financial instruments assets			85,233		81,815
Derivative financial liabilities			119,111		86,617
Interest expense accrual included in current derivative financial instruments liabilities			11,128		14,078
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Participating cross currency swaps with guarantees | €	€ 414,812			€ 489,404
Guarantees included in current derivative financial instruments assets used for hedging			1,121,303		₺ 833,786
Assets subject to offsetting | €						€ 48,012	€ 366,800
Transfer amount as collateral to the company	268,563	₺ 2,419,189
Transfer amount as collateral to the bank	€ 144,083	₺ 1,297,886
Offset amount			1,121,303
Assets without offsetting			2,038,740
Liabilities without offsetting			₺ 6,354,040